Unaudited Condedsed Consolidated Statements of Changes in Equity - USD ($)		Common Shares Class A		Common Shares Class B		Additional paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Balance at Dec. 31, 2023			[1]			$ 68,996,775	$ 1,072,895	$ (63,461,282)	$ (2,253,561)	$ 496,347	$ 4,851,174
Balance (in Shares) at Dec. 31, 2023		120,519	[1]
Net income								(678,459)		(38,174)	(716,633)
Fractional share issued for reverse stock split			[1]
Fractional share issued for reverse stock split (in Shares)	[1]	5,642
Issuance of shares in private placements			[1]			3,969,063					3,969,063
Issuance of shares in private placements (in Shares)	[1]	100,000
Issuance of shares to employees and officers			[1]			162,769					162,769
Issuance of shares to employees and officers (in Shares)	[1]	6,726
Appropriation to statutory reserve							55,779	(55,779)
Issuance of shares			[1]			6,000,000					6,000,000
Issuance of shares (in Shares)	[1]	150,000
Foreign currency translation adjustment									(480,829)	(8,571)	(489,400)
Balance at Jun. 30, 2024						79,128,607	1,128,674	(64,195,520)	(2,734,390)	449,602	13,776,973
Balance (in Shares) at Jun. 30, 2024		382,887
Balance at Dec. 31, 2024			[1]	$ 10,000	[1]	100,740,868	1,072,895	(71,813,934)	(85,143)		29,924,686
Balance (in Shares) at Dec. 31, 2024	[1]	1,931,264		1,000,000
Net income								(1,380,881)		(28,021)	(1,408,902)
Issuance of reserve shares
Issuance of reserve shares (in Shares)		4,680,000
Pre-delivery shares issued for financing						2,127,313					2,127,313
Pre-delivery shares issued for financing (in Shares)		635,000
Commitment shares issued for financing						95,850					95,850
Commitment shares issued for financing (in Shares)		28,612
Fractional share issued for reverse stock split			[1]
Fractional share issued for reverse stock split (in Shares)	[1]	48,615
Non-controlling interests from acquisition										3,807,876	3,807,876
Foreign currency translation adjustment									(398,954)	65,169	(333,785)
Balance at Jun. 30, 2025				$ 10,000		$ 102,964,031	$ 1,072,895	$ (73,194,815)	$ (484,097)	$ 3,845,024	$ 34,213,038
Balance (in Shares) at Jun. 30, 2025		7,323,491		1,000,000

[1]	Retroactively stated for change of par value from $1.0 to no par value on May 12, 2025.